Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

11. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, the Chief Executive Officer and Executive Director of the Group;
(b)	AENEAS CAPITAL LIMITED, an entity controlled by Ian Huen;
(c)	Aeneas Group Limited, an entity controlled by Ian Huen;
(d)	Aeneas Management Limited, an entity controlled by Ian Huen;
(e)	Aenco Solutions Limited, an entity controlled by Ian Huen;
(f)	Aenco Limited, an entity controlled by Ian Huen;
(g)	Aeneas Technology (Hong Kong) Ltd, an entity controlled by Ian Huen;
(h)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;
(i)	CGY Investment Limited, an entity controlled by Darren Lui, the President and Executive Director of the Group
(j)	Clark Cheng, the Executive Director of the Group;
(k)	Sabrina Khan, the Chief Financial Officer of the Group.

Amounts due from related parties

Amounts due from related parties consisted of the following as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Current	(Unaudited)
Aeneas Management Limited	$-	$962

Non-current
Jurchen Investment Corporation	$-	$50,000

Amounts due to related parties

Amounts due to related parties consisted of the following as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Current	(Unaudited)
Aenco Solutions Limited	$10,096	$5,782
Aeneas Group Limited	80,383	14,247
Jurchen Investment Corporation	21,534	20,055
Ian Huen	-	127
Clark Cheng	-	1,114
Sabrina Khan	-	268
Total	$112,013	$41,593

Non-current
Aeneas Group Limited (Note a)	$1,813,358	$3,330,472
Jurchen Investment Corporation (Note a)	500,000	3,000,000
Total	$2,313,358	$6,330,472

Related party transactions

Related party transactions consisted of the following for the six months ended June 30, 2020 and 2019:

	For the six months ended June 30,
	2020	2019
	(Unaudited)	(Unaudited)
Loan from a related party (Note a)
- Aeneas Group Limited	$500,000	$-

Repayment of loan from related parties (Note a)
- Aeneas Group Limited	$1,979,782	$-
- Jurchen Investment Corporation	$2,549,996	$-

Interest expenses (Note a)
- Aeneas Group Limited	$89,404	$-
- Jurchen Investment Corporation	$51,475	$-

Payments on behalf of the Group (Note b)
- AENEAS CAPITAL LIMITED	$-	$5,057
- Aeneas Management Limited	$-	$5,372

Expense reimbursement (Note b)
- AENEAS CAPITAL LIMITED	$-	$5,057
- Aeneas Management Limited	$-	$5,372

Repayments from related parties (Note c)
- AENEAS CAPITAL LIMITED	$-	$169,051

Consultant, management and administrative fees (Note d)
- Aeneas Management Limited	$231,795	$347,692
- Aenco Limited	$476,923	$415,385
- Aeneas Technology (Hong Kong) Limited	$247,118	$-
- CGY Investments Limited	$76,129	$-

Rental expense (Note e)
- Jurchen Investment Corporation	$96,300	$113,572

Tokens consultancy fee (Note d)
- Aenco Solutions Limited	$12,000	$-

Note a: On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.

Note b: AENEAS CAPITAL LIMITED and Aeneas Management Limited had paid the operation fee on behalf of the Group and received the expense reimbursement. The balances were non-interest bearing.

Note c: The Group had paid the expenses on behalf of AENEAS CAPITAL LIMITED, of which the whole amounts were non-interest bearing. There was no further payment on behalf transactions since April 2018. The balance was fully repaid in 2019.

Note d: Aeneas Management Limited provided certain documentation and administrative services to the Group. Aeneas Management Limited was entitled to receive a fixed amount of services fees of HKD452,000 (approximately $57,949) per calendar month with the original expiry date on December 31, 2019. The agreement was originally renewed under the same terms with a new expiry date on December 31, 2020. The agreement was terminated on April 30, 2020.

Aenco Limited provided certain information technology services to the Group. Aenco Limited was entitled to receive a fixed amount of services fees of HKD540,000 (approximately $69,231) per calendar month with the original expiry date on December 31, 2019. The agreement was originally renewed under the same terms with a new expiry date on December 31, 2020. On January 29, 2020, both parties agreed to replace the agreement no later than April 30, 2020. Pursuant to the replaced agreement, Aenco Limited is entitled to receive a fixed amount of services fee of HKD700,000 (approximately $89,744) per calendar month. The agreement will be expired on December 31, 2020.

Aeneas Technology (Hong Kong) Limited provided research to the Group to assist the Group in computerized drug screening process of Smart-ACTTM platform. Aeneas Technology (Hong Kong) Limited is entitled to receive a fixed amount of research fees of HKD963,760 (approximately $123,559) per calendar month with the expiry date on October 30, 2021.

CGY Investment Limited provided certain consultancy, advisory, and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is entitled to receive HK$104,000 (approximately $13,333) per calendar month. The agreement will be remained in effect until 1 month's notice in writing is given by either party.

The Group has prepaid Aenco Solutions Limited, of which the whole amounts were non-interest bearing. The prepayment was used for paying on behalf of the Group of token consultancy and listing fees, purchasing digital currencies and settlement of maintenance service provided by Aenco Solutions Limited.

Note e: Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HKD130,000 (approximately $16,667) per calendar month. In May 2020, Jurchen Investment Corporation and the Group mutually agreed to early terminate the rental agreement and returned the office on May 31, 2020.

Note f: On March 29, 2019, Aptorum Medical Limited issued 112 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 95% to 94%. On January 2, 2020, Aptorum Medical Limited further issued 115 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 94% to 93%.